FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2026
EBP Japan
EBP, Investment, Fair Value and NAV [Line Items]
Summary Of Cash And Investments At Fair Value

	2026	2025
Asset Category	Level 1	Level 1
Cash held by the Association	¥18,665,259	¥18,189,658
Investment in stocks	¥22,462,822,770	¥22,936,731,446